Other Liability - Summary of Other Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Liabilities [abstract]
Beginning balance	£ 34
Interest accretion	10
Arising during the year		£ 34
Ending balance	£ 44	£ 34